Quarterly Holdings Report
for
Fidelity® Enhanced Large Cap Core ETF
March 31, 2026
LGE-NPRT3-0526
1.9910056.101
Common Stocks - 99.0%
	Shares	Value ($)
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp (c)	16,481	2,835,721
UNITED KINGDOM - 0.5%
Energy - 0.5%
Energy Equipment & Services - 0.5%
TechnipFMC PLC	502,739	34,754,347
UNITED STATES - 98.5%
Communication Services - 12.0%
Diversified Telecommunication Services - 1.8%
AT&T Inc	1,995,400	57,846,646
Comcast Corp Class A	1,022,091	29,344,233
Verizon Communications Inc	482,683	24,230,686
		111,421,565
Entertainment - 1.5%
Electronic Arts Inc	187,888	38,304,727
Netflix Inc (b)	377,443	36,291,144
Roku Inc Class A (b)	153,665	14,539,782
Warner Bros Discovery Inc (b)	300,845	8,261,204
		97,396,857
Interactive Media & Services - 8.0%
Alphabet Inc Class A	685,837	197,219,288
Alphabet Inc Class C	511,492	146,726,595
Meta Platforms Inc Class A	284,707	162,889,416
		506,835,299
Media - 0.1%
Versant Media Group Inc Class A	142,679	5,281,976
Wireless Telecommunication Services - 0.6%
T-Mobile US Inc	171,428	36,005,023
TOTAL COMMUNICATION SERVICES		756,940,720
Consumer Discretionary - 9.7%
Automobiles - 2.6%
Ford Motor Co	2,596,238	29,960,586
General Motors Co	538,049	40,084,651
Tesla Inc (b)	258,922	96,254,254
		166,299,491
Broadline Retail - 4.0%
Amazon.com Inc (b)	1,204,106	250,779,157
Hotels, Restaurants & Leisure - 1.3%
Airbnb Inc Class A (b)	309,006	39,021,278
Booking Holdings Inc	3,181	13,393,028
Expedia Group Inc Class A	112,548	25,986,208
McDonald's Corp	6,015	1,869,401
		80,269,915
Household Durables - 0.1%
Garmin Ltd	28,954	6,717,617
Leisure Products - 0.3%
Hasbro Inc	222,132	20,791,555
Specialty Retail - 1.4%
Abercrombie & Fitch Co Class A (b)	87,356	7,981,718
AutoNation Inc (b)	4,569	892,142
Five Below Inc (b)	18,837	4,303,878
Gap Inc/The	291,609	7,056,938
Home Depot Inc/The	78,418	25,790,896
Ross Stores Inc	167,157	36,211,221
TJX Cos Inc/The	32,116	5,128,925
		87,365,718
TOTAL CONSUMER DISCRETIONARY		612,223,453
Consumer Staples - 3.2%
Beverages - 0.7%
Coca-Cola Co/The	8,082	614,636
Coca-Cola Consolidated Inc	7,274	1,394,717
Monster Beverage Corp (b)	192	13,912
PepsiCo Inc	251,755	39,095,034
		41,118,299
Consumer Staples Distribution & Retail - 1.1%
Costco Wholesale Corp	17,164	17,102,725
Dollar General Corp	25,281	3,001,613
Dollar Tree Inc (b)	5,879	643,809
Maplebear Inc (b)	341,058	12,776,033
Sysco Corp	35,658	2,543,485
Target Corp	14,931	1,809,637
Walmart Inc	272,270	33,837,716
		71,715,018
Household Products - 0.5%
Procter & Gamble Co/The	204,584	29,550,112
Tobacco - 0.9%
Altria Group Inc	279,570	18,448,824
Philip Morris International Inc	249,598	41,268,534
		59,717,358
TOTAL CONSUMER STAPLES		202,100,787
Energy - 3.8%
Oil, Gas & Consumable Fuels - 3.8%
Antero Midstream Corp	59,866	1,364,944
Cheniere Energy Inc	7,628	2,164,521
Chevron Corp	179,455	37,129,240
ConocoPhillips	201,060	26,539,920
Devon Energy Corp	383,685	19,307,029
EOG Resources Inc	121,196	17,521,306
Exxon Mobil Corp	555,389	94,227,298
Kinder Morgan Inc	927,941	31,113,862
Occidental Petroleum Corp	157,842	10,259,730
Williams Cos Inc/The	40,492	2,947,008
TOTAL ENERGY		242,574,858
Financials - 13.1%
Banks - 3.3%
Bank of America Corp	917,787	44,742,116
Citigroup Inc	30,400	3,447,664
JPMorgan Chase & Co	355,733	104,642,419
Pinnacle Financial Partners Inc	8	689
US Bancorp	401,364	20,874,942
Wells Fargo & Co	458,879	36,531,357
		210,239,187
Capital Markets - 3.1%
Ameriprise Financial Inc	10,644	4,730,194
Bank of New York Mellon Corp/The	348,028	41,286,562
Charles Schwab Corp/The	524,693	49,310,648
CME Group Inc Class A	54,557	16,113,410
Goldman Sachs Group Inc/The	21,025	17,786,940
Morgan Stanley	324,134	53,342,732
Northern Trust Corp	25,627	3,576,760
State Street Corp	81,612	10,328,815
Virtu Financial Inc Class A	44,298	1,948,226
		198,424,287
Consumer Finance - 1.0%
American Express Co	100,304	30,339,954
Capital One Financial Corp	175,184	31,958,817
		62,298,771
Financial Services - 4.3%
Berkshire Hathaway Inc Class B (b)	275,169	131,860,986
Fiserv Inc (b)	389,213	21,718,085
Mastercard Inc Class A	154,111	77,003,102
Visa Inc Class A	127,527	38,543,760
		269,125,933
Insurance - 1.4%
Allstate Corp/The	87,253	18,091,037
Assurant Inc	25,062	5,458,754
Hartford Insurance Group Inc/The	22,662	3,064,582
Loews Corp	43,695	4,664,004
Progressive Corp/The	210,817	41,792,363
Travelers Companies Inc/The	60,944	17,776,146
		90,846,886
TOTAL FINANCIALS		830,935,064
Health Care - 8.3%
Biotechnology - 3.1%
AbbVie Inc	332,379	72,289,109
Alnylam Pharmaceuticals Inc (b)	25,771	8,526,851
BioMarin Pharmaceutical Inc (b)	89,021	5,028,796
Exelixis Inc (b)	424,671	18,214,139
Gilead Sciences Inc	375,143	52,283,680
Incyte Corp (b)	184,209	17,337,751
Regeneron Pharmaceuticals Inc	31,403	24,263,214
		197,943,540
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories	263,257	27,028,596
Health Care Providers & Services - 1.1%
Alignment Healthcare Inc (b)	111,965	1,972,823
Cardinal Health Inc	70,379	14,871,786
Cigna Group/The	7,722	2,059,844
CVS Health Corp	64,539	4,635,191
Elevance Health Inc	19,224	5,627,826
Guardant Health Inc (b)	10,646	983,371
HealthEquity Inc (b)	8	668
Humana Inc	20	3,468
Option Care Health Inc (b)	64	1,723
Tenet Healthcare Corp (b)	4,022	758,992
UnitedHealth Group Inc	140,678	38,066,060
		68,981,752
Health Care Technology - 0.0%
Veeva Systems Inc Class A (b)	20,601	3,618,772
Life Sciences Tools & Services - 0.4%
Illumina Inc (b)	128,953	15,894,747
Medpace Holdings Inc (b)	16,567	7,955,308
		23,850,055
Pharmaceuticals - 3.3%
Bristol-Myers Squibb Co	805,753	48,868,919
Eli Lilly & Co	107,255	98,649,932
Johnson & Johnson	168,719	41,241,672
Merck & Co Inc	147,090	17,693,456
		206,453,979
TOTAL HEALTH CARE		527,876,694
Industrials - 9.7%
Aerospace & Defense - 2.6%
Boeing Co (b)	10,093	2,008,810
GE Aerospace	226,138	64,171,180
HEICO Corp	50,135	13,747,017
Howmet Aerospace Inc	56,129	12,935,489
Lockheed Martin Corp	58,242	35,200,882
Northrop Grumman Corp	4,598	3,136,940
RTX Corp	166,969	32,208,320
StandardAero Inc (b)	42,660	1,101,908
		164,510,546
Air Freight & Logistics - 0.2%
FedEx Corp	37,543	13,372,066
Building Products - 1.5%
Allegion plc	103,799	15,080,957
Johnson Controls International plc	315,252	41,282,249
Trane Technologies PLC	87,881	36,623,528
		92,986,734
Commercial Services & Supplies - 0.6%
Cintas Corp	124,613	21,077,043
Veralto Corp	224,950	19,890,079
		40,967,122
Construction & Engineering - 1.0%
AECOM	46,402	3,935,818
Comfort Systems USA Inc	25,231	34,793,297
Tutor Perini Corp	99,394	7,672,223
Valmont Industries Inc	38,971	15,571,642
		61,972,980
Electrical Equipment - 1.6%
Acuity Inc	29,626	8,301,798
AMETEK Inc	179,872	38,557,362
Eaton Corp PLC	5,342	1,910,673
GE Vernova Inc	33,784	29,490,054
Rockwell Automation Inc	55,102	19,775,006
Vertiv Holdings Co Class A	7,566	1,895,887
		99,930,780
Ground Transportation - 0.8%
Lyft Inc Class A (b)(c)	1,208,172	16,068,688
Norfolk Southern Corp	4,421	1,268,827
Uber Technologies Inc (b)	504,630	36,298,036
		53,635,551
Industrial Conglomerates - 0.7%
Honeywell International Inc	200,437	45,304,775
Machinery - 0.6%
Caterpillar Inc	18,751	13,284,333
Crane Co	26,666	4,559,886
Cummins Inc	1,327	713,953
Flowserve Corp	57,845	4,252,186
Illinois Tool Works Inc	29,147	7,586,673
Toro Co/The	47,248	4,414,853
		34,811,884
Trading Companies & Distributors - 0.1%
Applied Industrial Technologies Inc	11,545	3,063,119
Ferguson Enterprises Inc	26	6,064
Rush Enterprises Inc Class A	55,062	3,640,149
		6,709,332
TOTAL INDUSTRIALS		614,201,770
Information Technology - 33.8%
Communications Equipment - 1.6%
Arista Networks Inc (b)	185,198	22,738,610
Cisco Systems Inc	672,318	52,165,154
Motorola Solutions Inc	60,444	26,230,883
		101,134,647
Electronic Equipment, Instruments & Components - 1.3%
Amphenol Corp Class A	370,953	46,869,912
Keysight Technologies Inc (b)	57,202	16,152,129
Zebra Technologies Corp Class A (b)	101,366	21,193,603
		84,215,644
IT Services - 0.1%
MongoDB Inc Class A (b)	20,744	5,077,509
Snowflake Inc (b)	3,705	558,788
		5,636,297
Semiconductors & Semiconductor Equipment - 15.0%
Advanced Micro Devices Inc (b)	15,836	3,221,516
Analog Devices Inc	122,714	39,040,232
Applied Materials Inc	73,652	25,173,517
Broadcom Inc	631,192	195,360,236
Cirrus Logic Inc (b)	105,476	15,253,939
Intel Corp (b)	338,190	14,924,325
Lam Research Corp	109,960	23,494,054
Micron Technology Inc	199,684	67,461,243
NVIDIA Corp	2,899,117	505,606,005
Qorvo Inc (b)	96,328	7,455,787
QUALCOMM Inc	364,778	46,976,111
		943,966,965
Software - 8.0%
Adobe Inc (b)	172,946	42,039,714
Alarm.com Holdings Inc (b)	247,615	10,694,492
Atlassian Corp Class A (b)	62,823	4,287,670
Autodesk Inc (b)	2,224	532,426
Crowdstrike Holdings Inc Class A (b)	15,408	6,015,437
Docusign Inc (b)	239,678	11,363,134
Elastic NV (b)	64,335	3,216,107
Fortinet Inc (b)	477,949	39,057,992
Microsoft Corp	806,395	298,503,237
Oracle Corp	30,318	4,460,081
Palantir Technologies Inc Class A (b)	70,525	10,316,397
Salesforce Inc	120,609	22,514,082
ServiceNow Inc (b)	10,031	1,048,741
Tenable Holdings Inc (b)	632,664	10,701,512
Teradata Corp (b)	24	614
Unity Software Inc (b)	352,740	7,739,116
Zoom Communications Inc Class A (b)	337,034	27,094,163
		499,584,915
Technology Hardware, Storage & Peripherals - 7.8%
Apple Inc	1,786,525	453,402,180
Hewlett Packard Enterprise Co	142,770	3,399,354
NetApp Inc	196,013	20,069,771
Western Digital Corp	63,419	17,154,205
		494,025,510
TOTAL INFORMATION TECHNOLOGY		2,128,563,978
Materials - 1.7%
Chemicals - 0.7%
Ecolab Inc	14,699	3,910,228
Linde PLC	78,578	38,955,829
		42,866,057
Containers & Packaging - 0.0%
Sealed Air Corp	40,779	1,714,757
Metals & Mining - 1.0%
Commercial Metals Co	442,391	27,176,079
Newmont Corp	106,614	11,540,966
Nucor Corp	130,792	22,116,927
Reliance Inc	4	1,216
		60,835,188
TOTAL MATERIALS		105,416,002
Real Estate - 1.6%
Health Care REITs - 0.5%
Ventas Inc	42,969	3,514,005
Welltower Inc	154,042	30,455,644
		33,969,649
Retail REITs - 0.4%
Simon Property Group Inc	135,185	25,216,058
Specialized REITs - 0.7%
American Tower Corp	17,550	3,028,779
Equinix Inc	1,844	1,807,563
Millrose Properties Inc Class A	64,213	1,797,963
Outfront Media Inc	160,091	4,242,412
VICI Properties Inc	1,146,610	31,325,385
		42,202,102
TOTAL REAL ESTATE		101,387,809
Utilities - 1.6%
Electric Utilities - 1.2%
Constellation Energy Corp	53,808	15,025,884
NextEra Energy Inc	117,720	10,933,834
NRG Energy Inc	199,223	29,114,449
PPL Corp	182,793	6,982,692
Southern Co/The	135,734	13,101,046
		75,157,905
Multi-Utilities - 0.4%
Consolidated Edison Inc	137,388	15,549,574
Sempra	87,532	8,505,484
		24,055,058
TOTAL UTILITIES		99,212,963
TOTAL UNITED STATES		6,221,434,098
TOTAL COMMON STOCKS (Cost $5,536,057,178)		6,259,024,166

U.S. Treasury Obligations - 0.2%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/30/2026	3.62	1,760,000	1,754,853
US Treasury Bills 0% 5/14/2026	3.63	2,050,000	2,041,086
US Treasury Bills 0% 5/28/2026 (e)	3.61 to 3.63	9,890,000	9,833,043
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,630,013)			13,628,982

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	54,593,936	54,604,855
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	18,418,996	18,420,837
TOTAL MONEY MARKET FUNDS (Cost $73,025,692)			73,025,692

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $5,622,712,883)	6,345,678,840
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(23,056,102)
NET ASSETS - 100.0%	6,322,622,738

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	143	6/2026	46,980,863	(667,558)

The notional amount of long futures as a percentage of Net Assets is 0.7%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,094,284.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	40,238,336	681,118,851	666,759,804	1,912,584	7,472	-	54,604,855	54,593,936	0.1%
Fidelity Securities Lending Cash Central Fund	827,375	471,202,088	453,608,237	7,881	(389)	-	18,420,837	18,418,996	0.1%
Total	41,065,711	1,152,320,939	1,120,368,041	1,920,465	7,083	-	73,025,692

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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